Acquisition (Details Narrative) - USD ($)		12 Months Ended
	Mar. 11, 2022	Dec. 31, 2022
Business Acquisition [Line Items]
Stock Issued During Period, Value, Acquisitions		$ 50,000
Palmdale Oil Company Inc [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired	$ 321,250
Cash Acquired from Acquisition	$ 3,750
Stock Issued During Period, Shares, Acquisitions	2,016
Stock Issued During Period, Value, Acquisitions	$ 50,000
Goodwill	$ 36,856